Employee benefits (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Amount of employee benefits charged	¥ 235,155	¥ 224,170	¥ 199,002